RIGHT-OF-USE ASSETS AND LEASE LIABILITY (Narrative) (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2022 GBP (£)	Nov. 30, 2022 CAD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2021 CAD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2020 CAD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2019 CAD ($)	Nov. 30, 2019 USD ($)
PRT USA [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease	2 years
Monthly lease payment, next twelve months				$ 3,188					$ 3,726	$ 3,005
Monthly lease payment, year two				3,284			$ 3,838	$ 3,095
Monthly lease payment, year three					$ 3,953	$ 3,188
Monthly lease payment, year four			$ 4,072	$ 3,284
BARCLAYS BANK PLC [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Annual lease fee		£ 12,000
Monthly lease payment		£ 1,000
Annual interest rate of lease		4.00%